Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment
Schedule of property and equipment

	December 31,	December 31,
	2025	2024
Equipment	$46,094	$2,657

Less: accumulated depreciation	(8,992)	(664)

Equipment, net	$37,102	$1,993